Plan's Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Plan's Interest in Master Trust	Plan’s Interest in Master Trust
Certain Plan investments are part of the Master Trust. The Plan’s trustee and recordkeeper maintain a separate account for the associated Plan assets and liabilities held within the Master Trust.
As of December 31, 2025 and 2024, the Master Trust held investments in Colgate-Palmolive Company Common Stock, mutual funds, cash reserve funds, a separately managed account, synthetic GICs and collective trust funds. Refer to Note 1, Description of the Plan for additional discussion on the types of investments held within the Master Trust.

The value of the Plan’s interest in the Master Trust is based on the beginning value of the Plan’s interest in the Master Trust plus actual contributions and allocated net investment income (loss) less actual distributions and allocated administrative expenses.
At both December 31, 2025 and 2024, the Plan's interest in the net assets of the Master Trust was 99.4%. The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025:

	Net Assets as of December 31, 2025
	Master Trust	Plan’s Interest in Master Trust
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$289,835	$283,738
Mutual funds	350,942	350,507
Cash reserve funds	10,382	10,371
Separately managed account	258,121	258,121
Investments in the fair value hierarchy	909,280	902,737
Investments measured at net asset value(1)	1,676,783	1,666,319
Investments at contract value	164,508	164,330
Total investments	2,750,571	2,733,386
Receivables	530	529
Total assets	2,751,101	2,733,915

Payables	918	914
Total	$2,750,183	$2,733,001
(1) Consists of Collective trust funds.

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2024:

	Net Assets as of December 31, 2024
	Master Trust	Plan’s Interest in Master Trust
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$333,606	$326,565
Mutual funds	391,971	391,559
Cash reserve funds	9,090	8,985
Separately managed account	253,047	253,047
Investments in the fair value hierarchy	987,714	980,156
Investments measured at net asset value(1)	1,406,968	1,398,572
Investments at contract value	179,398	179,188
Total investments	2,574,080	2,557,916
Receivables	992	990
Total assets	2,575,072	2,558,906

Payables	743	739
Total	$2,574,329	$2,558,167
(1) Consists of Collective trust funds.
The following table presents net investment income (loss) for the Master Trust for the year ended December 31, 2025:

Master Trust net investment income (loss):	For the Year Ended December 31, 2025
Interest	$5,649
Dividends	44,450
Appreciation in the fair value of investments, net	260,555
Master Trust net investment income (loss):	$310,654

The Plan’s interest in Colgate-Palmolive Savings & Investment Plans Master Trust's net investment income for the year ended December 31, 2025 was $309,829.